CMA

CMA NEW YORK
MUNICIPAL MONEY FUND

Annual Report





March 31, 1999

MERRILL LYNCH BULL LOGO




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.




CMA New York
Municipal Money Fund
Box 9011
Princeton, NJ 08543-9011


Printed on post-consumer recycled paper




TO OUR SHAREHOLDERS:

For the year ended March 31, 1999, CMA New York Municipal Money Fund paid shareholders a net annualized yield of 2.79%.* As of March 31, 1999, the Fund's 7-day yield was 2.39%.

Economic Environment
During the six-month period ended March 31, 1999, the New York State economy continued to show solid growth, led by increases in retail sales and a robust housing market. This strong economic showing was tied to high consumer confidence levels and continued personal income gains. As of February 28, 1999, New York State's unemployment rate stood at 6%. Wall Street's rebound from September and October's lull, combined with the Federal Reserve Board's easing of monetary policy, should set the stage for continued growth in the months ahead. New York continues to rank first in the nation in state and local tax burden at $3,987 per person. The state's borrowing costs remain high because its credit ratings are still relatively low and its debt issuance is high. Governor Pataki has proposed using state tobacco settlement money to be received over the next several years to cut state borrowing needs. This proposal was greeted positively by the national ratings services who view New York's expected budget deficits in 2001, 2002 and beyond as holding back possible ratings upgrades that could reduce borrowing costs. During the six-month period ended March 31, 1999, new issuance of short-term New York debt totaled approximately $3.1 billion, a decrease of approximately 23% from the $4.1 billion issued in the previous six-month period.

[FN]
*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


Investment Strategy
As discussed in our last letter to shareholders, we sought to maintain an average portfolio maturity of approximately 60 days since we expected interest rates to decrease further as the Federal Reserve Board continued to accommodate turbulent financial markets. This position enhanced the Fund's performance as the Federal Reserve Board cut the Federal Funds rate twice in the period to its current level of 4.75%. We began to allow the portfolio's average maturity to drift lower in January as large subscriptions and lower interest rates kept us away from the limited supply of fixed-rate New York tax-exempt notes. During the six months ended March 31, 1999, the Fund's net assets ranged from $1.5 billion to $1.9 billion, closing the period at approximately $1.8 billion.

In February, we allowed the Fund's large tax-exempt commercial paper holdings to go into March and April 1999 as strong economic growth and stabilization in world financial markets sent interest rates higher. These factors, combined with expected income-tax time redemptions and the higher money market rates associated with it, caused us to position the Fund's maturity at around 30 days with the expectation of extending the maturity to 50 days in April and May at higher yields. We currently hold approximately 50% of the Fund's holdings in variable rate demand notes in an effort to seek to enhance the Fund's performance during April and May. We will look to maintain a relatively neutral maturity posture in the coming months until we can gauge whether economic growth will moderate and that inflation will remain benign.

In Conclusion
We thank you for your support of CMA New York Municipal Money Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President



(Edward J. Andrews)
Edward J. Andrews
Vice President and Portfolio Manager



May 11, 1999



After more than 20 years of service, Arthur Zeikel recently retired as Chairman of Merrill Lynch Asset Management, L.P. (MLAM). Mr. Zeikel served as President of MLAM from 1977 to 1997 and as Chairman since December 1997. Mr. Zeikel is one of the country's most respected leaders in asset management and presided over the growth of Merrill Lynch's asset management business. During his tenure, client assets under management grew from $300 million to over $500 billion. Mr. Zeikel will remain on CMA New York Municipal Money Fund's Board of Trustees. We are pleased to announce that Terry K. Glenn has been elected President and Trustee of the Fund. Mr. Glenn has held the position of Executive Vice President of MLAM since 1983.

Mr. Zeikel's colleagues at MLAM join the Fund's Board of Trustees in wishing him well in his retirement from Merrill Lynch and are pleased that he will continue as a member of the Fund's Board of Trustees.



Portfolio Abbreviations for CMA New York Municipal Money Fund

AMT          Alternative Minimum Tax (subject to)
BAN          Bond Anticipation Notes
CP           Commercial Paper
DATES        Daily Adjustable Tax-Exempt Securities
FLOATS       Floating Rate Securities
GO           General Obligation Bonds
HFA          Housing Finance Agency
IDA          Industrial Development Authority
IDR          Industrial Development Revenue Bonds
M/F          Multi-Family
MSTR         Municipal Securities Trust Receipts
PCR          Pollution Control Revenue Bonds
RAN          Revenue Anticipation Notes
TAN          Tax Anticipation Notes
VRDN         Variable Rate Demand Notes



CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1999                                                              (IN THOUSANDS)
                   Face                                                                                          Value
State             Amount                               Issue                                                   (Note 1a)
New York--        $ 1,019   Albany, New York, Housing Authority, Private Act Revenue Bonds (Historic
99.4%                       Bleeker Terrace), FLOATS, 3.20% due 3/01/2015 (h)                                 $    1,019
                    2,500   Albany, New York, IDA, IDR, Refunding (Albany Ventures Inc. Project), VRDN,
                            3.10% due 12/29/2010 (h)                                                               2,500
                    5,943   Binghamton, New York, GO, BAN, 4% due 8/19/1999                                        5,951
                            Board Co-Operative Educational Services, New York, RAN (Sole Supervisory
                            District):
                    3,700     4% due 6/30/1999                                                                     3,702
                    7,500     GO, Series A, 3.80% due 6/25/1999                                                    7,502
                    2,300   Buffalo, New York, GO, BAN, Series A, 3.50% due 2/24/2000                              2,311
                    8,274   Clinton County, New York, GO, BAN, 4% due 7/30/1999                                    8,283
                            Copake Taconic Hills, New York, Central School District, GO, BAN:
                   10,000     4.25% due 4/08/1999                                                                 10,000
                    7,750     4% due 8/05/1999                                                                     7,758
                            Copiague, New York, Union Free School District, GO, TAN:
                    1,000     3.875% due 6/24/1999                                                                 1,001
                    3,000     3.90% due 6/24/1999                                                                  3,002
                    5,000   Cortland, New York, City School District, GO, RAN, 4% due 6/23/1999                    5,003
                            Eagle Tax-Exempt Trust, New York, VRDN (h):
                    7,995     Series 1994-C4, 3.06% due 8/01/2003                                                  7,995
                   32,975     Series 1996-C, 3.11% due 7/01/2016                                                  32,975
                   29,700     Series 943201, 3.11% due 4/01/2034                                                  29,700
                   20,880     Series 953201, 3.06% due 8/15/2024                                                  20,880
                   24,500     Series 983201, 3.01% due 4/01/2017                                                  24,500
                    7,750   East Greenbush, New York, Central School District, BAN, 3.50% due 6/24/1999            7,757
                            East Islip, New York, Union Free School District, GO, TAN:
                    1,000     3.80% due 6/25/1999                                                                  1,000
                    3,000     4% due 6/25/1999                                                                     3,003
                   15,000   Farmingdale, New York, Union Free School District, GO, TAN, 4% due 6/29/1999          15,013
                    8,500   Gates Chili, New York, Central School District, GO, BAN, 3.75% due 6/16/1999 (f)       8,502
                    4,098   Harrisville, New York, Central School District, GO, BAN, 3.75% due 3/24/2000           4,112
                    2,630   Horseheads, New York, Central School District, GO, BAN, 3.625% due 1/20/2000           2,641
                   10,000   Letchworth Central School District, New York, GO, BAN (Gainesville), 3.75%
                            due 11/04/1999                                                                        10,035
                            Long Island Power Authority, New York, Electric System Revenue Bonds:
                    5,700     CP, Sub-Series 4, 2.70% due 5/10/1999                                                5,700
                   18,595     Series A, 4.50% due 12/01/1999                                                      18,747
                    7,600     VRDN, Sub-Series 5, 3.15% due 5/01/2033 (h)                                          7,600
                   15,550     VRDN, Sub-Series 7, 3.05% due 4/01/2025 (e)(h)                                      15,550
                   13,000   Longwood Central School District at Middle Island, New York, GO, TAN, 4% due
                            6/30/1999                                                                             13,011
                   12,900   Manchester-Shortsville, New York, Central School District, GO, BAN, 3.875%
                            due 5/19/1999                                                                         12,905
                            Metropolitan Transportation Authority of New York, Transit Facilities Revenue
                            Bonds, CP, Series 1:
                   20,500     Sub-Series 1998-A, 3.10% due 4/05/1999                                              20,500
                   13,000     Sub-Series B, 2.90% due 4/14/1999                                                   13,000
                    7,000     Sub-Series B, 3.10% due 4/16/1999                                                    7,000
                    7,000     Sub-Series B, 2.90% due 5/12/1999                                                    7,000
                    7,480   Metropolitan Transportation Authority of New York, Transit Facilities Revenue
                            Refunding Bonds, Series C, 4% due 7/01/1999                                            7,491
                    5,000   Middle County Central School District, GO, TAN (Centereach), 3.50% due 6/30/1999       5,006
                    2,840   Monroe County, New York, IDA, Revenue Bonds (Coopervision Project), VRDN,
                            3.20% due 1/01/2012 (h)                                                                2,840


CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1999 (CONTINUED)                                                  (IN THOUSANDS)
                   Face                                                                                          Value
State             Amount                               Issue                                                   (Note 1a)
New York          $ 3,000   Municipal Assistance Corporation, City of New York, New York, Revenue
(continued)                 Refunding Bonds, Series 67, 7.625% due 7/01/1999 (g)                              $    3,089
                            New York City, New York:
                    6,200     Series A76, 2.90% due 4/13/1999                                                      6,200
                   14,600     Series A77, 2.90% due 4/13/1999                                                     14,597
                   31,000     Series A78, 2.90% due 4/13/1999                                                     31,000
                            New York City, New York, CP:
                    4,000     Series B-9, 3% due 4/01/1999                                                         4,000
                    2,000     Series B-9, 3.10% due 4/22/1999                                                      2,000
                   27,900     Series B-9, 3.15% due 4/22/1999                                                     27,900
                    3,000     Series H-6, 3.10% due 4/19/1999 (e)                                                  3,000
                    1,700     Series H-6, 3.05% due 4/20/1999 (e)                                                  1,700
                   23,600     Series H-6, 2.75% due 5/13/1999 (e)                                                 23,600
                    5,500     Series J, Sub-Series J-2, 3.10% due 4/01/1999                                        5,500
                    9,050     Series J, Sub-Series J-2, 3.10% due 4/23/1999                                        9,050
                    7,000     Series J, Sub-Series J-3, 3% due 4/01/1999                                           7,000
                   22,000     Series J, Sub-Series J-3, 3.10% due 4/01/1999                                       22,000
                    5,000   New York City, New York, GO, MSTR, VRDN, SGB-36, 3% due 6/01/2022 (a)(h)               5,000
                    2,000   New York City, New York, GO, Refunding, Series L, 5.25% due 8/01/1999                  2,011
                            New York City, New York, GO, VRDN (h):
                    6,500     Series B, 3.40% due 10/01/2020 (b)                                                   6,500
                   15,600     Series B, 3.40% due 10/01/2022 (b)                                                  15,600
                   12,000     Series B, Sub-Series B-2, 2.90% due 8/15/2003 (e)                                   12,000
                    1,400     Series B, Sub-Series B-4, 2.90% due 8/15/2023 (e)                                    1,400
                      288     Series B, Sub-Series B-5, 3% due 8/15/2022 (e)                                         288
                   11,000     Series B, Sub-Series B-6, 3% due 8/15/2005 (e)                                      11,000
                      532     Series B2, Sub-Series B-5, 3% due 8/15/2009 (e)                                        532
                    2,450     Sub-Series A-4, 3% due 8/01/2022                                                     2,450
                   11,950     Sub-Series A-4, 3% due 8/01/2023                                                    11,950
                   32,400   New York City, New York, Housing Development Corporation, M/F Mortgage
                            Revenue Bonds (West 89th Street), VRDN, AMT, Series A, 2.90% due
                            12/01/2029 (h)                                                                        32,400
                            New York City, New York, Housing Development Corporation, M/F Rental
                            Housing Revenue Bonds, VRDN, Series A (c)(h):
                   29,100     (Carnegie Park), 2.70% due 11/15/2019                                               29,100
                   54,600     (Monterey), 2.70% due 11/15/2019                                                    54,600
                    1,500     (Tribeca Towers), AMT, 2.75% due 11/15/2019                                          1,500
                   30,900   New York City, New York, Housing Development Corporation, Residential Mort-
                            gage Revenue Bonds (East 17th Street), VRDN, Series A, 2.85% due 1/01/2023 (h)        30,900
                    1,500   New York City, New York, IDA, IDR, VRDN, AMT, Series K, 2.95% due
                            11/01/2010 (h)                                                                         1,500
                            New York City, New York, Municipal Water Finance Authority, CP:
                   15,000     Series 4, 3.15% due 4/20/1999                                                       15,000
                    9,000     Series 5-A, Sub-Series 5, 3.15% due 4/22/1999                                        9,000
                    7,400   New York City, New York, Municipal Water Finance Authority, Water and Sewer
                            System Revenue Bonds, CP, 2.75% due 4/13/1999                                          7,400
                            New York City, New York, Municipal Water Finance Authority, Water and Sewer
                            System Revenue Bonds, VRDN (h):
                   21,700     MSTR, SGB-25, 3.16% due 6/15/2023 (e)                                               21,700
                   30,000     MSTR, SGB-26, 3.16% due 6/15/2029 (e)                                               30,000
                    5,800     Series C, 2.90% due 6/15/2022 (b)                                                    5,800
                   15,595     Series C, 2.90% due 6/15/2023 (b)                                                   15,595



CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1999                                                              (IN THOUSANDS)
                   Face                                                                                          Value
State             Amount                               Issue                                                   (Note 1a)
New York                    New York City, New York, Municipal Water Finance Authority, Water and Sewer
(continued)                 System, Revenue Refunding Bonds, VRDN (h):
                  $41,530     MSTR, SGB-27, 3.16% due 6/15/2024 (d)                                           $   41,530
                    2,840     Series A, 3.10% due 6/15/2025 (b)                                                    2,840
                    7,700     Series G, 2.95% due 6/15/2024 (b)                                                    7,700
                            New York City, New York, Refunding, CP, Series H:
                   26,000     Sub-Series H-2, 3.10% due 4/19/1999                                                 26,000
                    6,000     Sub-Series H-2, 3.10% due 4/20/1999                                                  6,000
                    8,300     Sub-Series H-2, 3.10% due 4/22/1999                                                  8,300
                    5,800     Sub-Series H-3, 3.10% due 4/20/1999 (d)                                              5,800
                    4,500     Sub-Series H-3, 2.70% due 5/10/1999 (d)                                              4,500
                    8,100     Sub-Series H-4, 3.05% due 4/20/1999                                                  8,100
                    1,000     Sub-Series H-4, 3.10% due 4/20/1999                                                  1,000
                   12,900     Sub-Series H-4, 3.10% due 4/22/1999                                                 12,900
                   14,850   New York City, New York, Tender Option Certificates, VRDN, BTP-264, 3.20%
                            due 8/01/2009 (h)                                                                     14,850
                            New York City, New York, Transitional Finance Authority Revenue Bonds,
                            Future Tax Secured, VRDN (h):
                   20,000     Series A-2, 2.85% due 11/15/2027                                                    20,000
                   67,700     Series C, 2.95% due 5/01/2028                                                       67,700
                            New York State, CP:
                   10,000     3.10% due 4/08/1999                                                                 10,000
                    4,000     3.10% due 4/19/1999                                                                  4,000
                   10,800     Series V, 2.60% due 4/06/1999                                                       10,800
                   25,600     Series V, 2.65% due 4/12/1999                                                       25,600
                   18,300     Series V, 3.10% due 5/26/1999                                                       18,300
                            New York State Dormitory Authority, Revenue Bonds (Memorial Sloan
                            Kettering), CP:
                   33,700     Series A, 3% due 4/12/1999                                                          33,700
                    6,100     Series B, 3% due 4/12/1999                                                           6,100
                   30,075     Series C, 3% due 4/12/1999                                                          30,075
                    1,935     Series D, 3.05% due 4/12/1999                                                        1,935
                    4,790   New York State Dormitory Authority, Revenue Refunding Bonds (New York
                            Foundling Charitable Company), VRDN, 2.95% due 7/01/2012 (h)                           4,790
                    6,880   New York State Energy Research and Development Authority, Electric Facilities
                            Revenue Bonds (Long Island Lighting Company), VRDN, AMT, Series A, 2.85%
                            due 12/01/2027 (h)                                                                     6,880
                            New York State Energy Research and Development Authority, PCR (h):
                    9,600     (Niagara Mohawk Power Corporation Project), DATES, Series A, 3.10% due
                              7/01/2015                                                                            9,600
                   47,600     (Niagara Mohawk Power Corporation Project), VRDN, AMT, 3.15% due
                              12/01/2023                                                                          47,600
                   48,200     (Niagara Power Corporation Project), VRDN, AMT, Series B, 3.15% due
                              7/01/2027                                                                           48,200
                            New York State Energy Research and Development Authority, PCR, Refunding
                            (New York State Electric & Gas), VRDN (h):
                   18,900     Series B, 2.90% due 2/01/2029                                                       18,900
                    2,200     Series D, 2.90% due 10/01/2029                                                       2,200
                   26,900   New York State Environmental Facilities Corporation Revenue Bonds (OFS
                            Equity Huntington Project), VRDN, AMT, 3% due 11/01/2014 (h)                          26,900
                   12,100   New York State Environmental Facilities Corporation, Sewer and Solid Waste
                            Disposal Revenue Bonds (General Electric Company Project), CP, AMT, Series A,
                            3.05% due 4/21/1999                                                                   12,100
                   12,600   New York State Environmental Facilities Corporation, Solid Waste Disposal
                            Revenue Bonds (General Electric Company Project), CP, AMT, Series A, 3.05%
                            due 4/21/1999                                                                         12,600
                   30,000   New York State Environmental Facilities Corporation, Solid Waste Disposal
                            Revenue Refunding Bonds (General Electric Company Project), CP, Series A,
                            3% due 4/21/1999                                                                      30,000


CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1999                                                              (IN THOUSANDS)
                   Face                                                                                          Value
State             Amount                               Issue                                                   (Note 1a)
New York                    New York State Environmental Quality, CP, Series 1997-A:
(concluded)      $ 18,700     2.65% due 4/12/1999                                                             $   18,700
                    1,500     2.70% due 5/10/1999                                                                  1,500
                    6,500     2.75% due 5/14/1999                                                                  6,500
                   10,000   New York State Environmental Quality, GO, VRDN, Series G, 3% due 12/08/1999 (h)       10,000
                    3,230   New York State, GO, Refunding, Series A, 4% due 3/15/2000                              3,256
                   23,000   New York State, HFA, Revenue Bonds (Tribeca Landing Housing), VRDN, AMT,
                            Series A, 2.95% due 11/01/2030 (h)                                                    23,000
                            New York State Power Authority, CP:
                   10,000     2.85% due 4/01/1999                                                                 10,000
                   23,300     2.65% due 4/06/1999                                                                 23,300
                   21,700     3% due 4/07/1999                                                                    21,700
                   30,000     2.60% due 4/08/1999                                                                 30,000
                   17,200   New York State Power Authority, Revenue and General Purpose Bonds, CP,
                            3.15% due 7/09/1999                                                                   17,200
                            New York State Power Authority, Revenue and General Purpose Bonds, VRDN, (h):
                   10,900     2.90% due 3/01/2007                                                                 10,900
                   23,305     2.90% due 3/01/2016                                                                 23,305
                    8,735     2.90% due 3/01/2020                                                                  8,735
                    8,650   Northport-East, New York, Union Free School District, GO, TAN, 4% due 6/30/1999.       8,658
                            Ossining Village, New York, GO, BAN:
                    1,465     3.50% due 5/07/1999                                                                  1,466
                    2,308     4.25% due 5/07/1999                                                                  2,309
                    3,820   Port Authority of New York and New Jersey, CP, Series A and B, 2.80% due
                            4/12/1999                                                                              3,820
                    9,765   Port Authority of New York and New Jersey, FLOATS, SG-52, 3.10% due
                            3/01/2016 (h)                                                                          9,765
                            Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (h):
                   16,830     FLOATS, SG-93, 3.10% due 12/01/2015                                                 16,830
                    4,200     MSTR, VRDN, AMT, Series SGA-69, 3.05% due 12/01/2022 (e)                             4,200
                            Port Authority of New York and New Jersey, Special Obligation Revenue
                            Refunding Bonds, Versatile Structure Obligation, VRDN (h):
                   33,900     AMT, Series 1R, 2.95% due 8/01/2028                                                 33,900
                    5,600     AMT, Series 4, 3.05% due 4/01/2024                                                   5,600
                   11,900     AMT, Series 6, 3.05% due 12/01/2017                                                 11,900
                    2,000     Series 2, 2.90% due 5/01/2019                                                        2,000
                    2,000   Riverhead, New York, Central School District, GO, BAN, 4.25% due 5/07/1999             2,001
                   10,000   Rockland County, New York, GO, RAN, 4% due 5/04/1999                                  10,004
                    3,200   Schenectady County, New York, IDA, IDR (Super Steel Inc. Project), VRDN, AMT,
                            Series A, 2.95% due 5/01/2006 (h)                                                      3,200
                    9,015   Schenectady, New York, GO, BAN, Series A, 4% due 4/08/1999                             9,016
                   10,000   Smithtown, New York, Central School District, GO, TAN, 4% due 6/25/1999               10,009
                   11,280   Syracuse, New York, IDA, Civic Facility Revenue Bonds (Community
                            Development Properties--Larned Project), VRDN, 3% due 4/01/2018 (h)                   11,280
                    3,825   Vestal, New York, Central School District, GO, BAN, 4% due 6/22/1999                   3,827
                   14,500   West Babylon, New York, Union Free School District, GO, TAN, 4% due 6/29/1999         14,512
                    2,300   Westhampton Beach, New York, Union Free School District, GO, TAN, 3.50%
                            due 6/30/1999                                                                          2,303
                    6,740   William Floyd, New York, Union Free School District (Mastics-Moriches-
                            Shirley), GO, TAN, 3.75% due 6/30/1999                                                 6,749

                            Total Investments (Cost--$1,815,302*)--99.4%                                       1,815,302

                            Other Assets Less Liabilities--0.6%                                                   11,418
                                                                                                             -----------
                            Net Assets--100.0%                                                               $ 1,826,720
                                                                                                             ===========


(a)AMBAC Insured.
(b)FGIC Insured.
(c)FNMA Collateralized.
(d)FSA Insured.
(e)MBIA Insured.
(f)Escrowed to maturity.
(g)Prerefunded.
(h)The interest rate is subject to change periodically based on certain indexes. The interest rate shown is the rate in effect at March 31, 1999.
  *Cost for Federal income tax purposes.

See Notes to Financial Statements.


CMA NEW YORK MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 1999
Assets:
Investments, at value (identified cost--$1,815,301,723) (Note 1a)                                        $ 1,815,301,723
Cash                                                                                                              56,760
Interest receivable                                                                                           12,851,365
Prepaid registration fees and other assets (Note 1d)                                                              14,172
                                                                                                         ---------------
Total assets                                                                                               1,828,224,020
                                                                                                         ---------------

Liabilities:
Payables:
 Investment adviser (Note 2)                                                           $       702,963
 Distributor (Note 2)                                                                          527,496
 Dividends to shareholders (Note 1e)                                                               270         1,230,729
                                                                                       ---------------
Accrued expenses and other liabilities                                                                           273,329
                                                                                                         ---------------
Total liabilities                                                                                              1,504,058
                                                                                                         ---------------
Net Assets                                                                                               $ 1,826,719,962
                                                                                                         ===============

Net Assets Consist of:
Shares of beneficial interest, $0.10 par value, unlimited number of shares
authorized                                                                                               $   182,752,849
Paid-in capital in excess of par                                                                           1,644,695,120
Accumulated realized capital losses--net (Note 4)                                                               (728,007)
                                                                                                         ---------------

Net Assets--Equivalent to $1.00 per share based on 1,827,528,489 shares of
beneficial interest outstanding                                                                          $ 1,826,719,962
                                                                                                         ===============

See Notes to Financial Statements.


CMA NEW YORK MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 1999
Investment Income (Note 1c):
Interest and amortization of premium and discount earned                                                 $    53,199,798

Expenses:
Investment advisory fees (Note 2)                                                      $     6,833,444
Distribution fees (Note 2)                                                                   1,981,066
Transfer agent fees (Note 2)                                                                   245,687
Registration fees (Note 1d)                                                                    201,132
Accounting services (Note 2)                                                                   134,062
Custodian fees                                                                                  86,141
Professional fees                                                                               64,015
Printing and shareholder reports                                                                62,201
Pricing fees                                                                                    15,150
Trustees' fees and expenses                                                                     10,837
Other                                                                                           16,124
                                                                                       ---------------
Total expenses                                                                                                 9,649,859
                                                                                                         ---------------
Investment income--net                                                                                        43,549,939
Realized Gain on Investments--Net (Note 1c)                                                                       85,670
                                                                                                         ---------------

Net Increase in Net Assets Resulting from Operations                                                     $    43,635,609
                                                                                                         ===============

See Notes to Financial Statements.



CMA NEW YORK MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                                                          For the Year Ended March 31,
Increase (Decrease) in Net Assets:                                                           1999              1998
Operations:
Investment income--net                                                                 $    43,549,939   $    40,293,864
Realized gain (loss) on investments--net                                                        85,670           (14,703)
                                                                                       ---------------   ---------------
Net increase in net assets resulting from operations                                        43,635,609        40,279,161
                                                                                       ---------------   ---------------

Dividends to Shareholders (Note 1e):
Investment income--net                                                                     (43,549,939)      (40,290,474)
                                                                                       ---------------   ---------------
Net decrease in net assets resulting from dividends to shareholders                        (43,549,939)      (40,290,474)
                                                                                       ---------------   ---------------

Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares                                                         5,600,735,277     5,366,386,741
Net asset value of shares issued to shareholders in reinvestment of
dividends (Note 1e)                                                                         43,549,800        40,289,876
                                                                                       ---------------   ---------------
                                                                                         5,644,285,077     5,406,676,617
Cost of shares redeemed                                                                 (5,373,671,366)   (5,086,967,045)
                                                                                       ---------------   ---------------
Net increase in net assets derived from beneficial interest transactions                   270,613,711       319,709,572
                                                                                       ---------------   ---------------

Net Assets:
Total increase in net assets                                                               270,699,381       319,698,259
Beginning of year                                                                        1,556,020,581     1,236,322,322
                                                                                       ---------------   ---------------
End of year                                                                            $ 1,826,719,962   $ 1,556,020,581
                                                                                       ===============   ===============


See Notes to Financial Statements.


CMA NEW YORK MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS
The following per share data and ratios have been derived
from information provided in the financial statements.
                                                                            For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                         1999        1998        1997         1996        1995
Per Share Operating Performance:
Net asset value, beginning of year                           $     1.00  $     1.00  $     1.00  $     1.00   $     1.00
                                                             ----------  ----------  ----------  ----------   ----------
Investment income--net                                              .03         .03         .03         .03          .03
Realized gain (loss) on investments--net                             --++        --++        --++        --++         --++
                                                             ----------  ----------  ----------  ----------   ----------
Total from investment operations                                    .03         .03         .03         .03          .03
                                                             ----------  ----------  ----------  ----------   ----------
Less dividends from investment income--net                         (.03)       (.03)       (.03)       (.03)        (.03)
                                                             ----------  ----------  ----------  ----------   ----------
Net asset value, end of year                                 $     1.00  $     1.00  $     1.00  $     1.00   $     1.00
                                                             ==========  ==========  ==========  ==========   ==========

Total Investment Return                                           2.79%       3.09%       2.94%       3.17%        2.59%
                                                             ==========  ==========  ==========  ==========   ==========

Ratios to Average Net Assets:
Expenses                                                           .61%        .61%        .63%        .64%         .67%
                                                             ==========  ==========  ==========  ==========   ==========
Investment income--net                                            2.74%       3.04%       2.88%       3.12%        2.59%
                                                             ==========  ==========  ==========  ==========   ==========

Supplemental Data:
Net assets, end of year (in thousands)                       $1,826,720  $1,556,021  $1,236,322  $1,132,264   $  919,852
                                                             ==========  ==========  ==========  ==========   ==========


++Amount is less than $.01 per share.


See Notes to Financial Statements.



CMA NEW YORK MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
CMA New York Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is the demand notice payment period.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: 0.50% of the first $500 million of average daily net assets; 0.425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.375% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of 0.125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.



CMA NEW YORK MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares purchased and redeemed during the period corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:
At March 31, 1999, the Fund had a net capital loss carryforward of approximately $732,000, of which $122,000 expires in 2001, $293,000 expires in 2002, $304,000 expires in 2003, $2,000 expires in 2004 and $11,000 expires in 2006. This amount will be available to offset like amounts of any future taxable gains.



<AUDIT-REPORT>
CMA NEW YORK MUNICIPAL MONEY FUND
INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders, CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust as of March 31, 1999, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust as of March 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
May 11, 1999
</AUDIT-REPORT>



CMA NEW YORK MUNICIPAL MONEY FUND
IMPORTANT TAX INFORMATION (UNAUDITED)


All of the net investment income distributions paid daily by CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust during its taxable year ended March 31, 1999 qualify as tax-exempt interest dividends for Federal income tax purposes.

Additionally, there were no capital gains distributed by the Fund during the year.

Please retain this information for your records.



CMA NEW YORK MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES

Terry K. Glenn--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Richard R. West--Trustee
Arthur Zeikel--Trustee
Vincent R. Giordano--Senior Vice President
Edward J. Andrews--Vice President
Peter J. Hayes--Vice President
Kenneth A. Jacob--Vice President
Steven T. Lewis--Vice President
Darrin J. SanFillippo--Vice President
Kevin A. Schiatta--Vice President
Helen Marie Sheehan--Vice President
Donald C. Burke--Vice President and Treasurer
Robert Harris--Secretary


Gerald M. Richard, Treasurer of CMA New York Municipal Money Fund has recently retired. His colleagues at Merrill Lynch Asset
Management, L.P. join the Fund's Board of Trustees in wishing Mr.
Richard well in his retirement.


Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

[FN]
*For inquiries regarding your CMA account, call (800) CMA-INFO
 [(800) 262-4636].